ACTIVE ASSETS MONEY TRUST                                 Two World Trade Center

LETTER TO THE SHAREHOLDERS December 31, 1999            New York, New York 10048

DEAR SHAREHOLDER:

As of December 31, 1999, Active Assets Money Trust had net assets of approximately $18.2 billion, up 34 percent from a year earlier. The average life of the Trust's portfolio was 71 days and its annualized net investment income for the six-month period ended December 31, 1999 was 5.01 percent, while its annualized 30-day moving average yield for December was 5.39 percent.

MARKET OVERVIEW

During the six-month period ended December 31, 1999, the U.S. economy continued on its path of strength propelled by low inflation and unemployment and accelerated workforce productivity coupled with a recovery in many overseas economies. With renewed strength in the world economy and the threat of domestic inflation looming, the Federal Reserve Board raised the federal funds target rate in three steps from 4.75 percent to 5.50 percent between June and November. These actions effectively reversed the three rate reductions the Fed had implemented in the second half of 1998.

Investment rates available from money-market securities were higher during the second half of 1999 than in the first half. Accordingly, the net yield provided by the Trust generally followed an upward trend from late June to December as the Fed raised the intended federal funds rate.

PORTFOLIO COMPOSITION AND STRUCTURE

On December 31, 1999, approximately 75 percent of the Trust's portfolio was invested in high-quality commercial paper, 15 percent in federal agency and U.S. Treasury obligations, and the remaining 10 percent in short-term bank notes and certificates of deposit issued by financially strong commercial banks. At the end of the period, approximately 87 percent of the Trust's holdings were due to mature in less than four months. Consequently, the portfolio is well positioned for stability of value with a very high degree of liquidity. As always, we try to operate the Trust in a conservative manner without the use of derivatives or

ACTIVE ASSETS MONEY TRUST
structured notes that might fluctuate excessively with changing interest rates. We believe that the Trust continues to serve as a useful investment for liquidity, preservation of capital and a yield that reflects prevailing money-market conditions.

LOOKING AHEAD

While we anticipate some moderation in the pace of economic activity during the year ahead, we believe that the economy's growth rate could remain stronger than the Fed believes desirable for the long run. As a result, future meetings of the Fed's Open Market Committee may result in further upward adjustments for short-term interest rates.

We appreciate your ongoing support of Active Assets Money Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited)

                                                        ANNUALIZED
PRINCIPAL                  DESCRIPTION                     YIELD
AMOUNT IN                      AND                      ON DATE OF
THOUSANDS                 MATURITY DATE                  PURCHASE          VALUE
-------------------------------------------------------------------------------------
            COMMERCIAL PAPER (74.8%)
            Banking (11.0%)
$251,350    Bank of America Corp.
             01/27/00 - 02/22/00......................  5.89 - 6.09%  $   249,916,337
 507,500    Citicorp
             01/24/00 - 02/28/00......................  5.83 - 5.97       504,346,604
 808,900    Morgan (J.P.) & Co. Inc.
             01/18/00 - 03/30/00......................  5.91 - 6.10       802,171,625
  30,000    Northern Trust Corp.
             02/15/00.................................     5.96            29,779,125
 100,000    Wachovia Corp.
             01/14/00 - 02/04/00......................  5.00 - 5.11        99,680,167
 317,800    Wells Fargo & Co.
             02/07/00 - 03/24/00......................  5.89 - 6.04       314,759,877
                                                                      ---------------
                                                                        2,000,653,735
                                                                      ---------------
            Computer Hardware (0.5%)
  50,000    IBM Credit Corp.
             02/16/00.................................     5.86            49,630,722
  50,000    International Business Machines Corp.
             01/21/00.................................     5.85            49,841,667
                                                                      ---------------
                                                                           99,472,389
                                                                      ---------------
            Construction/Agricultural/Equipment (0.3%)
  45,300    Deere & Co.
             01/24/00.................................     6.01            45,127,508
                                                                      ---------------
            Diversified Financial Services (6.9%)
 232,100    Associates Corp. of North America
             01/18/00 - 03/17/00......................  5.84 - 6.00       230,213,467
  77,800    Associates First Capital Corp.
             02/02/00 - 02/18/00......................  5.86 - 6.00        77,267,883
 949,700    General Electric Capital Corp.
             01/26/00 - 09/08/00......................  5.18 - 6.15       936,571,720
                                                                      ---------------
                                                                        1,244,053,070
                                                                      ---------------
            Finance - Automotive (9.2%)
 908,800    DaimlerChrysler North America Holding
             Corp.
             01/21/00 - 03/23/00......................  5.89 - 6.09       900,232,287
 516,550    Ford Motor Credit Co.
             01/11/00 - 02/10/00......................  5.55 - 6.03       514,256,624
 250,000    General Motors Acceptance Corp.
             01/10/00 - 01/12/00......................  6.57 - 6.63       249,552,403
                                                                      ---------------
                                                                        1,664,041,314
                                                                      ---------------

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued


                                                        ANNUALIZED
PRINCIPAL                  DESCRIPTION                     YIELD
AMOUNT IN                      AND                      ON DATE OF
THOUSANDS                 MATURITY DATE                  PURCHASE          VALUE
-------------------------------------------------------------------------------------
            Finance - Consumer (9.3%)
$870,250    American Express Credit Corp.
             01/06/00 - 02/28/00......................  5.55 - 6.48%  $   866,872,976
 735,000    New Center Asset Trust
             01/28/00 - 02/18/00......................  5.85 - 6.07       730,127,931
  98,350    Norwest Financial Inc.
             02/29/00 - 03/14/00......................  5.91 - 5.96        97,341,415
                                                                      ---------------
                                                                        1,694,342,322
                                                                      ---------------
            Finance - Corporate (6.2%)
 350,000    CIT Group Inc. (The)
             01/04/00 - 02/17/00......................  5.54 - 6.06       348,154,861
 775,000    Ciesco, L.P.
             01/19/00 - 03/10/00......................  5.88 - 6.05       770,462,175
                                                                      ---------------
                                                                        1,118,617,036
                                                                      ---------------
            Insurance (0.8%)
 153,500    Prudential Funding Corp.
             01/11/00 - 02/14/00......................  5.54 - 6.56       152,975,793
                                                                      ---------------
            Integrated Oil Companies (0.6%)
 100,000    Chevron USA Inc.
             01/26/00 - 02/08/00......................  6.20 - 6.43        99,453,194
                                                                      ---------------
            International Banks (25.0%)
 250,000    ANZ (DE) Inc.
             03/27/00 - 04/06/00......................  6.06 - 6.07       246,274,083
 635,000    Abbey National North America Corp.
             01/05/00 - 03/20/00......................  6.01 - 6.05       629,828,989
 508,450    Barclays U.S. Funding Corp.
             01/03/00 - 01/14/00......................  5.78 - 5.85       507,849,991
 170,000    CBA (Delaware) Finance Inc.
             01/25/00 - 03/06/00......................  6.00 - 6.13       168,651,517
 384,100    Cregem North America Inc.
             01/13/00 - 03/23/00......................  5.91 - 6.05       379,734,105
 838,650    Deutsche Bank Financial Inc.
             01/03/00 - 04/19/00......................  5.77 - 6.04       833,015,183
 796,400    Dresdner U.S. Finance Inc.
             01/10/00 - 03/08/00......................  5.87 - 6.32       790,699,768
 480,000    Internationale Nederlanden (U.S.) Funding
             Corp.
             02/09/00 - 03/24/00......................  5.89 - 6.09       474,800,153
  22,950    KFW International Finance Inc.
             04/04/00.................................     5.94            22,601,237
 245,000    National Australia Funding (DE) Inc.
             01/25/00 - 01/27/00......................  5.86 - 5.87       244,006,805
 120,000    Societe Generale N.A. Inc.
             03/24/00 - 03/28/00......................  6.10 - 6.11       118,270,917

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued


                                                        ANNUALIZED
PRINCIPAL                  DESCRIPTION                     YIELD
AMOUNT IN                      AND                      ON DATE OF
THOUSANDS                 MATURITY DATE                  PURCHASE          VALUE
-------------------------------------------------------------------------------------
$ 25,800    Toronto-Dominion Holdings (USA) Inc.
             02/29/00.................................     5.66%      $    25,562,791
  84,150    UBS Finance (Delaware) LLC
             05/24/00 - 05/25/00......................  6.08 - 6.09        82,147,092
  30,000    Westpac Capital Corp.
             01/28/00.................................     6.14            29,864,100
                                                                      ---------------
                                                                        4,553,306,731
                                                                      ---------------
            Investment Bankers/Brokers/Services (5.0%)
 908,150    Goldman Sachs Group Inc.
             01/12/00 - 03/28/00......................  6.01 - 6.53       902,579,817
                                                                      ---------------
            TOTAL COMMERCIAL PAPER
            (Amortized Cost $13,574,622,909).......................    13,574,622,909
                                                                      ---------------
            U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (14.7%)
 250,000    Federal Farm Credit Bank
             02/11/00 - 12/15/00......................  4.89 - 6.07       239,561,167
 650,000    Federal Home Loan Banks
             02/18/00 - 11/24/00......................  4.90 - 5.93       637,940,657
 625,100    Federal Home Loan Mortgage Corp.
             03/16/00 - 12/22/00......................  5.54 - 6.16       605,830,234
 984,450    Federal National Mortgage Assoc.
             02/04/00 - 12/11/00......................  4.89 - 6.10       944,739,776
 250,000    U.S. Treasury Bills
             01/13/00 - 12/07/00......................  5.23 - 5.92       247,002,295
                                                                      ---------------
            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
            (Amortized Cost $2,675,074,129)........................     2,675,074,129
                                                                      ---------------
            CERTIFICATES OF DEPOSIT (5.3%)
 339,800    Chase Manhattan Bank (USA), N.A.
             01/20/00 - 02/04/00......................  5.85 - 5.90       339,800,000
 300,000    First Union National Bank
             01/10/00 - 01/11/00......................  5.83 - 5.84       300,000,000
 328,700    Fleet National Bank
             02/22/00 - 02/29/00......................  6.06 - 6.08       328,700,000
                                                                      ---------------
            TOTAL CERTIFICATES OF DEPOSIT
            (Amortized Cost $968,500,000)..........................       968,500,000
                                                                      ---------------

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued


                                                        ANNUALIZED
PRINCIPAL                  DESCRIPTION                     YIELD
AMOUNT IN                      AND                      ON DATE OF
THOUSANDS                 MATURITY DATE                  PURCHASE          VALUE
-------------------------------------------------------------------------------------
            SHORT-TERM BANK NOTES (5.1%)
$600,000    Bank of America, N.A.
             03/29/00 - 03/31/00......................     5.87%      $   600,000,000
 200,000    Bank One, N.A.
             02/23/00 - 03/03/00......................  5.97 - 5.98       200,000,000
 120,000    First USA Bank, N.A.
             03/01/00 - 03/03/00......................     5.97           120,000,000
                                                                      ---------------
            TOTAL SHORT-TERM BANK NOTES
            (Amortized Cost $920,000,000)..........................       920,000,000
                                                                      ---------------

           TOTAL INVESTMENTS
           (Amortized Cost $18,138,197,038) (a)...........    99.9%     18,138,197,038

           CASH AND OTHER ASSETS IN EXCESS OF
           LIABILITIES....................................     0.1          17,602,744
                                                            ------     ---------------

           NET ASSETS.....................................   100.0%    $18,155,799,782
                                                            ======     ===============

---------------------
(a)  Cost is the same for federal income tax purposes.

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (amortized cost $18,138,197,038)...........................  $18,138,197,038
Cash........................................................           26,586
Interest receivable.........................................       23,804,624
Prepaid expenses and other assets...........................          675,670
                                                              ---------------

    TOTAL ASSETS............................................   18,162,703,918
                                                              ---------------

LIABILITIES:
Payable for:
    Investment management fee...............................        4,227,405
    Plan of distribution fee................................        1,582,502
    Shares of beneficial interest repurchased...............          100,404
Accrued expenses and other payables.........................          993,825
                                                              ---------------

    TOTAL LIABILITIES.......................................        6,904,136
                                                              ---------------

    NET ASSETS..............................................  $18,155,799,782
                                                              ===============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $18,155,792,380
Accumulated undistributed net investment income.............            7,402
                                                              ---------------

    NET ASSETS..............................................  $18,155,799,782
                                                              ===============

NET ASSET VALUE PER SHARE,
 18,155,792,380 shares outstanding
 (unlimited shares authorized of $.01 par value)............            $1.00
                                                              ===============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

STATEMENT OF OPERATIONS
For the six months ended December 31, 1999 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $ 475,717,768
                                                              -------------

EXPENSES
Investment management fee...................................     23,544,685
Plan of distribution fee....................................      8,390,576
Transfer agent fees and expenses............................      3,200,067
Registration fees...........................................        834,714
Custodian fees..............................................        345,678
Shareholder reports and notices.............................        215,532
Professional fees...........................................         38,936
Trustees' fees and expenses.................................          8,641
Other.......................................................         80,765
                                                              -------------

    TOTAL EXPENSES..........................................     36,659,594
                                                              -------------

NET INVESTMENT INCOME.......................................  $ 439,058,174
                                                              =============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX        FOR THE YEAR
                                                      MONTHS ENDED           ENDED
                                                    DECEMBER 31, 1999    JUNE 30, 1999
---------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.............................   $   439,058,174    $   694,899,969
Net realized gain.................................         --                   118,973
                                                     ---------------    ---------------

    NET INCREASE..................................       439,058,174        695,018,942
                                                     ---------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.............................      (439,065,504)      (694,893,595)
Net realized gain.................................         --                  (118,973)
                                                     ---------------    ---------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS.............      (439,065,504)      (695,012,568)
                                                     ---------------    ---------------
Net increase from transactions in shares of
 beneficial interest..............................     2,166,424,479      4,067,695,663
                                                     ---------------    ---------------

    NET INCREASE..................................     2,166,417,149      4,067,702,037
NET ASSETS:
Beginning of period...............................    15,989,382,633     11,921,680,596
                                                     ---------------    ---------------

    END OF PERIOD
    (Including undistributed net investment income
    of $7,402 and $14,732, respectively)..........   $18,155,799,782    $15,989,382,633
                                                     ===============    ===============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1999 (unaudited) continued


$1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% to the portion of the daily net assets exceeding $17.5 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1999 (unaudited) continued


0.15% of the Trust's average daily net assets. For the six months ended December 31, 1999, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1999 aggregated $33,306,554,581 and $31,574,074,993, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1999, the Trust had transfer agent fees and expenses payable of approximately $97,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,003. At December 31, 1999, the Trust had an accrued pension liability of $52,582 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              DECEMBER 31, 1999    JUNE 30, 1999
                                                              -----------------   ---------------
                                                                 (unaudited)
Shares sold.................................................    35,009,985,003     56,769,537,371
Shares issued in reinvestment of dividends and
 distributions..............................................       438,122,692        693,725,182
                                                               ---------------    ---------------
                                                                35,448,107,695     57,463,262,553
Shares repurchased..........................................   (33,281,683,216)   (53,395,566,890)
                                                               ---------------    ---------------
Net increase in shares outstanding..........................     2,166,424,479      4,067,695,663
                                                               ===============    ===============

ACTIVE ASSETS MONEY TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                            FOR THE SIX                  FOR THE YEAR ENDED JUNE 30,
                                                           MONTHS ENDED      ----------------------------------------------------
                                                         DECEMBER 31, 1999     1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
                                                            (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period...................       $  1.00         $  1.00    $  1.00   $  1.00    $  1.00    $  1.00
                                                              -------         -------    -------   -------    -------    -------

Net income from investment operations..................         0.025           0.048      0.052     0.051      0.052      0.051

Less dividends from net investment income..............        (0.025)         (0.048)    (0.052)   (0.051)    (0.052)    (0.051)
                                                              -------         -------    -------   -------    -------    -------

Net asset value, end of period.........................       $  1.00         $  1.00    $  1.00   $  1.00    $  1.00    $  1.00
                                                              =======         =======    =======   =======    =======    =======

TOTAL RETURN...........................................          2.54%(1)        4.92%      5.38%     5.23%      5.33%      5.23%

RATIOS TO AVERAGE NET ASSETS:
Expenses...............................................          0.42%(2)        0.43%      0.44%     0.45%      0.47%      0.49%

Net investment income..................................          5.01%(2)        4.78%      5.24%     5.07%      5.21%      5.16%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions.................       $18,156         $15,989    $11,922    $8,928     $7,170     $5,709

---------------------
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

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

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Jonathan R. Page
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
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PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

ACTIVE
ASSETS(R)
ACCOUNT



ACTIVE ASSETS
MONEY TRUST


Semiannual Report
December 31, 1999